Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (74,815)	$ (33,264)
Other comprehensive loss:
Foreign currency translation adjustment	4,853	(4,166)
Comprehensive loss	$ (69,962)	$ (37,430)